Investment in Affiliated Company (Details) - Schedule of investment in affiliate of balance sheet data - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of investment in affiliate of balance sheet data [Abstract]
Current assets	$ 9,820	$ 4,714
Long-term assets	2,228	846
Current liabilities	(1,113)	(633)
Long-term liabilities	(1,270)
Equity	$ (9,665)	$ (4,927)